DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Detailed Information About Basic And Diluted NetIncomeloss Per Share [Abstract]
Disclosure Of Detailed Information About Adjustments On Profit Loss Attributable To Owners Of Parent [Text Block]
The following table details the adjustments made for the determination of distributable net profit as December 31, 2017, 2016 and 2015 in order to determine the provision of 40% of the distributable net profit for each year:

Distributable Net Profit ThU.S.$
Net profit attributable to owners of parent at 12-31-2017	269,724
Adjustments:
Biological Assets
Unrealized gains/losses	(82,782)
Realized gains/losses	303,668
Deferred income taxes	(54,944)
Total adjustments	165,942
Distributable Net Profit at 12-31-2017	435,666

Distributable Net Profit ThU.S.$
Net profit attributable to owners of parent at 12-31-2016	213,801
Adjustments:
Biological Assets
Unrealized gains/losses	(204,671)
Realized gains/losses	210,223
Deferred income taxes	2,089
Total adjustments	7,641
Distributable Net Profit at 12-31-2016	221,442

Distributable Net Profit ThU.S.$
Net profit attributable to owners of parent at 12-31-2015	362,689
Adjustments:
Biological Assets
Unrealized gains/losses	(205,527)
Realized gains/losses	203,730
Deferred income taxes	(3,889)
Total adjustments	(5,686)
Distributable Net Profit at 12-31-2015	357,003

Disclosure Of Detailed Information About Basic And Diluted NetIncomeloss Per Share [Text Block]
Basic and diluted earnings per share are calculated by dividing the profit or loss attributable to ordinary equity holders of parent by the weighted average number of ordinary shares outstanding. Arauco does not have any shares with potential dilutive effect.

	January-December
	2017	2016	2015
	ThU.S.$	ThU.S.$	ThU.S.$

Profit or loss attributable to ordinary equity holder of parent	269,724	213,801	362,689
Weighted average of number of shares	113,159,655	113,159,655	113,159,655
Basic and diluted earnings per share (in U.S.$ per share)	2,3836	1,8894	3,2051